Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Hecla [Member] | Interest-bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	$ 683	$ 609
Hecla [Member] | Interest-bearing Deposits [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		609
Hecla [Member] | Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,309	2,071
Hecla [Member] | Common Stock [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		2,071
Hecla [Member] | Real Estate Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	9,611	6,497
Hecla [Member] | Real Estate Investments [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		6,497
Hecla [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	10,095	12,641
Hecla [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	7,251	6,803
Hecla [Member] | Common Collective Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		19,444
Hecla [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	24,183	22,667
Hecla [Member] | Mutual Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		22,667
Hecla [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	27,175	25,347
Hecla [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	10,095	12,641
Hecla [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	16,862	13,300
Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value		51,288
Lucky Friday [Member] | Interest-bearing Deposits [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	198	166
Lucky Friday [Member] | Interest-bearing Deposits [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	198	166
Lucky Friday [Member] | Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	588	527
Lucky Friday [Member] | Common Stock [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	588	527
Lucky Friday [Member] | Real Estate Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,513	1,709
Lucky Friday [Member] | Real Estate Investments [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,513	1,709
Lucky Friday [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,469	3,310
Lucky Friday [Member] | Common Collective Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	1,978	1,857
Lucky Friday [Member] | Common Collective Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	4,447	5,167
Lucky Friday [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	6,637	6,225
Lucky Friday [Member] | Mutual Funds [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	6,637	6,225
Lucky Friday [Member] | Fair Value, Inputs, Level 1 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	7,423	6,918
Lucky Friday [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,469	3,310
Lucky Friday [Member] | Fair Value, Inputs, Level 3 [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	4,491	3,566
Lucky Friday [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	14,383	13,794
Interest-bearing Deposits [Member] | Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	683
Common Stock [Member] | Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	2,309
Real Estate Investments [Member] | Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	9,611
Common Collective Funds [Member] | Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	17,346
Mutual Funds [Member] | Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	24,183
Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Fair Value By Asset Category [Line Items]
Assets at fair value	$ 54,132